Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Raw materials	$ 40,989	$ 43,117	$ 44,346
Work in process	42,138	36,861	48,781
Finished goods	77,371	92,790	132,942
Packaging	5,733
Keg inventory	12,071	22,546	3,584
Less: reserve for obsolete inventory	(16,500)	(16,500)	(16,500)
Total Inventory	$ 161,802	$ 178,814	$ 213,143